Cash flows reconciliation (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flows Reconciliation
Cash flow from operating activities

		Year ended December 31,
	Notes	2022	2021	2020
Cash flow from operating activities:
Income before income taxes		19,781	29,541	6,990
Adjusted for:
Equity results and other results in associates and joint ventures	15 and 25	(305)	1,271	1,020
Impairment and disposals (impairment reversal) of non-current assets, net	19	(773)	426	1,308
Provisions related to Brumadinho	24	400	201	4,130
Provision for de-characterization of dams	26	72	1,725	617
Depreciation, depletion and amortization		3,171	3,034	3,215
Financial results, net	6	(2,268)	(3,119)	4,813
Changes in assets and liabilities:
Accounts receivable	11	(325)	1,029	(2,544)
Inventories	12	45	(503)	(183)
Suppliers and contractors	13	495	251	(222)
Other assets and liabilities, net		(1,531)	(442)	(250)
Cash flow from operations		18,762	33,414	18,894

Cash flow from investing activities

		Year ended December 31,
	Notes	2022	2021	2020
Disbursement related to VNC sale	16(f)	-	(555)	-
Proceeds from sale of CSI	16(c)	437	-	-
Proceeds from sale of Midwestern System, net of cash	16(b)	140	-	-
Proceeds from disposal of Mosaic shares	16(l)	-	1,259	-
Proceeds from sale of Vale Florestar	-	9	10	10
Proceeds from disposal of VLI shares	16(h)	-	-	241
Proceeds from sale of Longyu	16(j)	-	-	156
Proceeds from disposal of investments, net		586	714	407

Reconciliation of debt to cash flows

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2020	9,046	959	3,355	1,336
Additions	-		930	930
Payments (i)	(922)	(373)	(632)	(1,927)
Interest paid (ii)	(501)	(117)	(75)	(693)
Cash flow from financing activities	(1,423)	(490)	223	(1,690)

Effect of exchange rate	(118)	(199)	177	(140)
Interest accretion	469	110	71	650
Non-cash changes	351	(89)	248	510

December 31, 2021	7,974	380	3,826	12,180
Additions	-	-	1,275	1,275
Payments (i)	(1,441)	(220)	(639)	(2,300)
Interest paid (ii)	(650)	(45)	(90)	(785)
Cash flow from financing activities	(2,091)	(265)	546	(1,810)
Effect of exchange rate	126	7	(55)	78
Interest accretion	488	158	87	733
Non-cash changes	614	165	32	811
December 31, 2022	6,497	280	4,404	11,181

(i)	Includes bond premium repurchase.
(ii)	Classified as operating activities in the statement of cash flows.

Non-cash transactions

	Year ended December 31,
	2022	2021	2020
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs	47	59	70